Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
MainStay Equity Index Fund (Prospectus Summary) | MainStay Equity Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Equity Index Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of publicly traded common stocks represented  by the S&P 500®Index.

The Fund is closed to new investors and new share purchases. No purchase orders, systematic investments or exchanges are being accepted. Existing shareholders are permitted to reinvest dividends and capital gains only.

The Board of Trustees of the Fund recently approved a proposal to reorganize the Fund into
MainStay S&P 500 Index Fund, a series of MainStay Funds Trust with substantially the same investment objective as the Fund. Proxy materials describing the proposed reorganization will be mailed to the Fund's record date shareholders. If shareholders of the Fund approve the reorganization, it is expected to be completed in the second quarter of 2012. For additional information regarding the investment strategies and principal risks of MainStay S&P 500 Index
		Fund, please see that Fund's prospectus, which can be located at mainstayinvestments.com.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you hold shares of the Fund. The Fund is closed to new investors and new share purchases.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
		Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard & Poor's 500®("S&P
500®") Index, and in the same proportion, to the extent feasible.

Investment Process: Madison Square Investors LLC, the Fund's Subadvisor, uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500®Index to the extent feasible. From time to time, adjustments may be made in the Fund's portfolio because of changes in the composition of the S&P
500®Index. The correlation between the performance of the Fund and the S&P 500®Index is expected to be at least 0.95, before charges, fees and expenses, on an annual basis.
A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value ("NAV") of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P
500®Index.

The Fund's investments also include S&P 500®Index futures which may be used for cash management purposes.

Guarantee

When issued, shares of the Fund had been subject to an unconditional one-day guarantee from NYLIFE LLC ("NYLIFE"). If, on the business day immediately after ten years from your date(s) of purchase(s) (the "Guarantee Date"), the NAV of a Fund share, plus the value of all cumulative reinvested dividends and distributions attributable to such share paid during that ten-year period ("Guaranteed Share"), was less than the price initially paid for the Guaranteed Share, NYLIFE would pay each holder of a Guaranteed
Share an amount equal to the difference between the Guaranteed Amount for each such share and the NAV of such Guaranteed Share outstanding and held by the shareholder as of the close of business on the Guarantee Date. See "The MainStay Equity Index Fund
Guarantee" on page 7 of the Prospectus.

The Fund was closed to both new investors and new share purchases on January 2, 2002, and as such, as of the date of this Prospectus, it is anticipated that NYLIFE will have fulfilled its obligations to shareholders pursuant to the terms of the Guarantee. NYLIFE
		will continue to process payments subject to the Guarantee, if applicable.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives.

Management Risk: The investment strategies, practices and risk analysis used by the Fund's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

S&P 500® Index Risk: If the value of the S&P 500®Index declines, the net asset value of shares of the Fund will also decline. The Fund's ability to mirror the
S&P 500® Index may be affected by, among other things, transaction costs; changes in either the composition of the S&P 500® Index or the number of shares outstanding for the components of the S&P 500® Index; and the timing and amount of contributions to, and redemptions from, the Fund by shareholders.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been
		used.
Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the S&P 500®Index as its primary benchmark. The S&P 500®Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Class A shares were first offered on December 20, 1990. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance
		information.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class A Shares (by calendar year 2002-2011)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be
		less than those shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or
		individual retirement accounts. After-tax returns shown are for Class A shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
MainStay Equity Index Fund (Prospectus Summary) | MainStay Equity Index Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
MainStay Equity Index Fund (Prospectus Summary) | MainStay Equity Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.27%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.60%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	359
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	716
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,253
Annual Return 2002	rr_AnnualReturn2002	(22.70%)
Annual Return 2003	rr_AnnualReturn2003	27.40%
Annual Return 2004	rr_AnnualReturn2004	9.95%
Annual Return 2005	rr_AnnualReturn2005	4.33%
Annual Return 2006	rr_AnnualReturn2006	15.17%
Annual Return 2007	rr_AnnualReturn2007	4.90%
Annual Return 2008	rr_AnnualReturn2008	(37.34%)
Annual Return 2009	rr_AnnualReturn2009	26.14%
Annual Return 2010	rr_AnnualReturn2010	14.45%
Annual Return 2011	rr_AnnualReturn2011	1.56%
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 2Q/09 15.90 % Worst Quarter 4Q/08 -22.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.10%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.49%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.34%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.98%
MainStay Equity Index Fund (Prospectus Summary) | MainStay Equity Index Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.59%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.66%
MainStay Equity Index Fund (Prospectus Summary) | MainStay Equity Index Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.68%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.61%

[1]	The management fee is as follows: 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion up to $3 billion; and 0.20% on assets in excess of $3 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in the Fund's Total Annual Fund Operating Expenses. New York Life Investments has contractually agreed to waive its management fee to 0.19% on assets up to $1 billion; 0.165% on assets from $1 billion up to $3 billion; and 0.14% on assets in excess of $3 billion. This agreement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.60% of the Fund's average daily net assets. This agreement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.